Borrowings - Maturities of Debt Schedule (Details) $ in Millions	Dec. 31, 2017 USD ($)
Long-term Debt, Fiscal Year Maturity [Abstract]
2018	$ 2,037
2019	43
2020	13
2021	540
2022	1,255
Thereafter	$ 4,461